Filed pursuant to Rule 497(j)

Registration Nos. 333-176976 and 811-22245

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

March 1, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund III
(Registration Nos. 333-176976 and 811-22245)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund III (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Emerging Markets Local Currency Bond ETF, First Trust Institutional Preferred Securities and Income ETF, First Trust Long/Short Equity ETF, First Trust Managed Municipal ETF, First Trust Preferred Securities and Income ETF, First Trust RiverFront Dynamic Developed International ETF, First Trust RiverFront Dynamic Emerging Markets ETF and First Trust RiverFront Dynamic Europe ETF, each a series of the Registrant. Post-Effective Amendment No. 133, which was the most recent amendment to the Registration Statement and was filed electronically with the Securities and Exchange Commission on February 28, 2024.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures